Discontinued operations (Details Narrative) - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Selling Expenses	$ 616,002
Total consideration of property	12,730,942
Gain on sale of property and plant	$ (4,249,582)	$ 0